Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Preferred Stock [Member] Preferred Class A [Member]	AOCI Attributable to Parent [Member]	Total
BALANCE (in shares) at Dec. 31, 2013	7,613,338			(1,000,000)
BALANCE at Dec. 31, 2013	$ 7,613	$ 5,316,322	$ (4,980,394)	$ (100,000)	$ 8,757	$ 252,298
Stock compensation - stock options		85,168				85,168
Foreign currency translation loss					(156,338)	(156,338)
Net Income (Loss) Attributable to Parent			(302,481)			(302,481)
BALANCE (in shares) at Dec. 31, 2014	7,613,338			(1,000,000)
BALANCE at Dec. 31, 2014	$ 7,613	5,401,490	(5,282,875)	$ (100,000)	(147,581)	(121,353)
Stock compensation - stock options		478,629				478,629
Foreign currency translation loss					(1,070)	(1,070)
Net Income (Loss) Attributable to Parent			(1,023,422)			(1,023,422)
BALANCE (in shares) at Dec. 31, 2015	7,612,838			(1,000,000)
BALANCE at Dec. 31, 2015	$ 761	5,886,971	(6,306,297)	$ (100,000)	(148,651)	(667,216)
Stock compensation - stock options		239,865				239,865
Net Income (Loss) Attributable to Parent			(1,264,273)			(1,264,273)
BALANCE (in shares) at Jun. 30, 2016	86,078
BALANCE at Jun. 30, 2016	$ 9	$ 10,928,024	$ (7,570,570)		$ (170,943)	$ 3,186,531